Tax Matters - Income from Continuing Operations Before Provision for Taxes on Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
United States	$ 7,931	$ (4,403)	$ (6,879)
International	9,751	16,288	19,184
Income from continuing operations before provision/(benefit) for taxes on income	$ 17,682	$ 11,885	$ 12,305